Interest in associates and joint ventures - Key assumptions in value in use calculation (Details) - Bank of Communications Co., Limited	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of associates [line items]
Long-term profit growth rate	3.00%	3.00%
Long-term asset growth rate	3.25%	3.00%
Discount rate	8.53%	9.00%
Expected credit losses as a percentage of customer advances in the long term	0.97%	0.97%
Risk-weighted assets as a percentage of total assets in the long term	62.00%	62.00%
Effective tax rate in the long-term	15.00%	15.00%
Capital adequacy ratio	12.50%	12.50%
Tier 1 capital adequacy ratio	9.50%	9.50%
Minimum
Disclosure of associates [line items]
Discount rate	7.10%	7.90%
Expected credit losses as a percentage of customer advances in the short to medium term	0.74%	0.80%
Risk-weighted assets as a percentage of total assets in the short to medium term	62.00%	62.00%
Loans & advances to customer growth rate	7.50%	9.00%
Operating income ratio	0.10%	(0.40%)
Cost-income ratio	34.60%	35.50%
Maximum
Disclosure of associates [line items]
Discount rate	8.80%	9.70%
Expected credit losses as a percentage of customer advances in the short to medium term	0.93%	0.97%
Risk-weighted assets as a percentage of total assets in the short to medium term	62.50%	63.70%
Loans & advances to customer growth rate	9.50%	10.00%
Operating income ratio	9.90%	9.70%
Cost-income ratio	39.80%	39.80%